The main assumptions used are as follow: (Details)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Discount rate	5.00%	5.00%	5.00%
Salary increase	1.00%	1.00%	1.00%
Inflation	57.00%	50.00%	31.00%